Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount outstanding at end of year:
Securities sold under agreements to repurchase	$ 2,410	$ 2,685
Federal funds purchased
Federal Home Loan Bank
Treasury tax and loan note
Total	2,410	2,685
Weighted average interest rate at end of year	1.31%	1.33%
Maximum amount outstanding at any end of month	3,064	5,194
Daily average amount outstanding	$ 2,861	$ 3,215
Approximate weighted average interest rate for the year	1.29%	1.21%